Leases (narrative) (detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 51,400,000	$ 49,600,000	$ 43,900,000
Capital Leased Assets [Line Items]
Property, plant and equipment issued under capital lease	5,313,000
Less accumulated amortizaion	89,000
Building [Member]
Capital Leased Assets [Line Items]
Property, plant and equipment issued under capital lease	$ 5,313,000
Capital Lease Obligations [Member]
Debt Instrument Interest Rate Effective Percentage [Abstract]
Capital lease interest rate	5.20%